Unaudited Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)		Common stock Restated	Common stock		Common stock to be issued Restated	Common stock to be issued		Subscription receivable	Additional Paid-in Capital Restated	Additional Paid-in Capital	Accumulated other Comprehensive (loss) income Restated	Accumulated other Comprehensive (loss) income	Accumulated deficit Restated	Accumulated deficit	Receivable from the Holding Company Restated	Receivable from the Holding Company	Restated	Total
Balance at Dec. 31, 2021		$ 53,835	$ 53,835		$ 1,665	$ 1,665			$ 38,706,226	$ 38,706,226	$ (179,461)	$ (179,461)	$ 75,125,502	$ 52,125,502	$ (29,562,195)	$ (29,562,195)	$ 84,145,572	$ 61,145,572
Balance (in Shares) at Dec. 31, 2021		53,835,000	53,835,000		1,665,000	1,665,000
Restatement														23,000,000				23,000,000
Automatic conversion of public and private rights into ordinary shares		$ 483							(483)
Automatic conversion of public and private rights into ordinary shares (in Shares)		482,500
Issuance of ordinary shares to settle payables		$ 792							7,202,278								7,203,070	7,203,070
Issuance of ordinary shares to settle payables (in Shares)		792,334
Issuance of common stocks to settle finder fee		$ 555							(555)
Issuance of common stocks to settle finder fee (in Shares)		555,000
Transaction costs in related to Business Combination									(8,308,754)								(8,308,754)
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption		$ 2,712							6,282,184								6,284,896
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (in Shares)		2,712,151
Special dividend to the holding company													(47,000,000)		29,562,195		(17,437,805)
Share-based compensation									2,088,725								2,088,725
Initial measurement of forward share purchase liability									(8,099,313)								(8,099,313)
Forgiveness of amount due to the holding company									6,000,000								6,000,000
Foreign currency translation adjustment											(205,477)						(205,477)	(205,477)
Net loss for the period													(44,520,635)				(44,520,635)	(44,520,635)
Balance at Dec. 31, 2022		$ 58,377	$ 28,262		$ 1,665	$ 806			43,870,308	43,901,282	(384,938)	(384,938)	(16,395,133)	(16,395,133)			27,150,279	27,150,279
Balance (in Shares) at Dec. 31, 2022		58,376,985	28,261,757	[1]	1,665,000	806,068	[1]
Issuance of common stocks to settle finder fee			$ 1,052							3,998,948								4,000,000
Issuance of common stocks to settle finder fee (in Shares)	[1]		1,052,446
Issuance of holdback shares			$ 806			$ (806)
Issuance of holdback shares (in Shares)	[1]		806,068			(806,068)
Share-based compensation			$ 2,588							11,976,612								11,979,200
Share-based compensation (in Shares)	[1]		2,588,182
Forgiveness of amount due to the holding company										12,593,384								12,593,384
Foreign currency translation adjustment												(84,414)						(84,414)
Net loss for the period														(35,578,728)				(35,578,728)
Balance at Sep. 30, 2023			$ 32,708							72,470,226		(469,352)		(51,973,861)				20,059,721
Balance (in Shares) at Sep. 30, 2023	[1]		32,708,453
Balance at Dec. 31, 2022		$ 58,377	$ 28,262		$ 1,665	$ 806			43,870,308	43,901,282	(384,938)	(384,938)	(16,395,133)	(16,395,133)			27,150,279	27,150,279
Balance (in Shares) at Dec. 31, 2022		58,376,985	28,261,757	[1]	1,665,000	806,068	[1]
Issuance of ordinary shares to settle payables
Issuance of common stocks to settle finder fee		$ 2,174							3,997,826								4,000,000
Issuance of common stocks to settle finder fee (in Shares)		2,173,913
Issuance of holdback shares		$ 1,665			$ (1,665)
Issuance of holdback shares (in Shares)		1,665,000			(1,665,000)													3,557,932
Share-based compensation		$ 5,846			$ 2,211				11,518,909								11,526,966
Share-based compensation (in Shares)		5,846,100			2,210,984
Forgiveness of amount due to the holding company									12,593,384								12,593,384
Issuance of common stocks for private placement					$ 2,643				1,847,667								1,850,310
Issuance of common stocks for private placement (in Shares)					2,643,300
Issuance of ordinary shares for commitment fee		$ 600							275,400								276,000
Issuance of ordinary shares for commitment fee (in Shares)		600,000
Shares issued for service rendered and purchase option																		$ 4,900,000
Foreign currency translation adjustment											(88,149)						(88,149)	(88,149)
Net loss for the period													(49,206,019)				(49,206,019)	(49,206,019)
Balance at Dec. 31, 2023		$ 68,662	$ 33,241		$ 4,854	$ 2,350			$ 74,103,494	74,141,419	$ (473,087)	(473,087)	$ (65,601,152)	(65,601,152)			$ 8,102,771	8,102,771
Balance (in Shares) at Dec. 31, 2023		68,661,998	33,240,991	[1]	4,854,284	2,350,081	[1]
Issuance of common stocks to settle finder fee			$ 484							402,516								403,000
Issuance of common stocks to settle finder fee (in Shares)	[1]		484,125
Issuance of common stocks for private placement			$ 3,558			$ (2,139)		(2,051,280)		2,049,861
Issuance of common stocks for private placement (in Shares)	[1]		3,557,932			(2,139,252)
Issuance of common stocks to independent directors under 2024 Equity Incentive Plan			$ 58							286,982								287,040
Issuance of common stocks to independent directors under 2024 Equity Incentive Plan (in Shares)	[1]		58,095
Share-based compensation to consultants			$ 3,157							1,646,726								1,649,883
Share-based compensation to consultants (in Shares)	[1]		3,157,068
Share-based compensation to directors, officers, and employees			$ 3,260			$ (211)				5,925,493								5,928,542
Share-based compensation to directors, officers, and employees (in Shares)	[1]		3,259,933			(210,829)
Shares issued for service rendered and purchase option			$ 3,558							6,544,542								6,548,100
Shares issued for service rendered and purchase option (in Shares)	[1]		3,558,319
Fractional shares from forward and reverse splits			$ 1							(1)
Fractional shares from forward and reverse splits (in Shares)	[1]		845
Foreign currency translation adjustment												70,909						70,909
Net loss for the period														(28,849,026)				(28,849,026)
Balance at Sep. 30, 2024			$ 47,317					$ (2,051,280)		$ 90,997,538		$ (402,178)		$ (94,450,178)				$ (5,858,781)
Balance (in Shares) at Sep. 30, 2024	[1]		47,317,308

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).